Taxes on Income (Details) - Deferred Income Taxes [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Carryforward tax losses	$ 3,764	$ 2,015
Other temporary differences	2,307	2,131
Deferred tax assets	6,071	4,146
Deferred tax liability due to property and equipment	(4)	(102)
Valuation allowance	(5,503)	(3,605)
Deferred tax assets, net	$ 564	$ 439